ProShares UltraShort MSTR ETF Investment Risks - ProShares UltraShort MSTR ETF	May 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal Risks●Short or Inverse Investing Risk — You will lose money when MSTR rises — a result that is the opposite from traditional funds. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
Single Security Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●MSTR Investing Risk – The Fund’s performance depends on the performance of MSTR. The price of MSTR can be affected by a number of factors. For example, MSTR’s performance depends significantly on the price of bitcoin, regulatory, commercial and technical developments related to Bitcoin, size, timing, volume, mix of MSTR’s offerings ordered by customers which includes products licenses and cloud subscriptions, timing of the release or delivery, timing of announcements by competitors, length of the sales cycles, changes in operating expenses, timing of research and development projects, fluctuations in foreign currency exchange rates, bilateral or multilateral trade tensions affecting foreign markets, profitability, changes in liability of unrecognized tax benefits and changes in customer decision making or customer budgets. Any of these factors may materially and adversely impact the price of MSTR, increase the volatility of an investment in MSTR and have a negative impact on the performance of the Fund.The price of Bitcoin has historically been subject to dramatic price fluctuations and is a highly volatile asset. Fluctuations in the price of bitcoin have in the past influenced and are likely to continue to influence Strategy Inc’s financial results and the market price of their shares.Bitcoin and other digital assets are relatively novel and are subject to significant uncertainty, which could adversely impact their price. The application of state and federal securities laws and other laws and regulations to digital assets is unclear in certain respects, and it is possible that regulators in the United States or foreign countries may interpret or apply existing laws and regulations in a manner that adversely affects the price of bitcoin. The growth of the digital assets industry in general, and the use and acceptance of bitcoin in particular, may also impact the price of bitcoin and is subject to a high degree of uncertainty. The pace of worldwide growth in the adoption and use of bitcoin may depend, for instance, on public familiarity with digital assets, ease of buying, accessing or gaining exposure to bitcoin, institutional demand for bitcoin as an investment asset, the participation of traditional financial institutions in the digital assets industry, consumer demand for bitcoin as a means of payment, and the availability and popularity of alternatives to bitcoin. Even if growth in bitcoin adoption occurs in the near or medium-term, there is no assurance that bitcoin usage will continue to grow over the long-term. Because bitcoin has no physical existence beyond the record of transactions on the Bitcoin blockchain, a variety of technical factors related to the Bitcoin blockchain could also impact the price of bitcoin. Any of these factors may increase the volatility of an investment in MSTR and have a negative impact on the performance of the Fund.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk — The Fund uses leverage and will lose more money when the value of MSTR rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If MSTR approaches a 50% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of MSTR’s returns and MSTR’s volatility (how much the value of MSTR moves up and down from day-to-day) on your holding period return. MSTR’s volatility has a negative impact on Fund returns. During periods of higher volatility, MSTR’s volatility may affect the Fund’s returns as much as or more than the return of MSTR.The following table illustrates the impact of MSTR’s volatility and MSTR’s return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance.In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller MSTR price gains or losses and higher volatility in price of MSTR. Your return will tend to be better than the Daily Target when there are larger MSTR price gains or losses and lower volatility in the price of MSTR. You may lose money when the return on MSTR is flat (i.e., close to zero) and you may lose money when the price of MSTR rises.The table uses hypothetical annualized volatility in the price of MSTR and return on MSTR to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical return on MSTR for a one-year period. Each column corresponds to a level of hypothetical annualized volatility of MSTR. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual returns on MSTR return were 20%. However, as the table shows, with a one-year return on MSTR of 20% and an annualized volatility in the price of MSTR of 50%, the Fund could be expected to return -67.2%.Estimated Fund ReturnsMSTR PerformanceOne Year Volatility RateOneYearMSTRTwo timesthe inverse(-2x) of theOne YearMSTR25%50%75%100%125%-60%120%418.1%195.2%15.6%-68.9%-94.2%-50%100%231.6%88.9%-26.0%-80.1%-96.3%-40%80%130.3%31.2%-48.6%-86.2%-97.4%-30%60%69.2%-3.6%-62.2%-89.8%-98.1%-20%40%29.5%-26.2%-71.1%-92.2%-98.6%-10%20%2.3%-41.7%-77.2%-93.9%-98.9%0%0%-17.1%-52.8%-81.5%-95.0%-99.1%10%-20%-31.5%-61.0%-84.7%-95.9%-99.2%20%-40%-42.4%-67.2%-87.2%-96.5%-99.4%30%-60%-50.9%-72.0%-89.1%-97.1%-99.5%40%-80%-57.7%-75.9%-90.6%-97.5%-99.5%50%-100%-63.2%-79.0%-91.8%-97.8%-99.6%60%-120%-67.6%-81.5%-92.8%-98.1%-99.6%Assumes: (a) no dividends paid with respect to MSTR; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. The borrowing/lending rates to obtain inverse leveraged exposure are expected to be significant. If these were included the Fund’s performance would be different from, and in some instances significantly lower than, that shown.MSTR’s annualized historical volatility rate for the five-year period ended May 31, 2025 was 94.60%. The highest May to May volatility rate during the five-year period was 98.30% (May 31, 2023). The annualized total return performance for the five-year period ended May 31, 2025 was 97.29%. Historical volatility and performance of MSTR are not indications of what MSTR’s volatility and performance will be in the future. For more information, including additional graphs and charts demonstrating the effects of MSTR’s volatility and return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the price of MSTR. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In particular, the high financing costs associated with the Fund’s inverse leveraged exposure to MSTR is expected to have a significant negative impact on the Fund’s performance. In addition, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to MSTR that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return. These costs are expected to be significant.If the Fund’s ability to obtain exposure to MSTR consistent with its investment objective is disrupted for any reason, including for example, limited liquidity in the secondary market, a disruption in the secondary market, or as a result of margin requirements or capacity limits imposed by the Fund’s counterparties, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain inverse leveraged exposure to MSTR will cause the Fund’s performance to deviate from its investment objective.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, the terms of the agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if MSTR has a dramatic intraday move that causes a material decline in the Fund’s net assets). Such terminations may be more likely when the underlying asset is highly volatile and concentrated like MSTR. If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities like MSTR and other instruments correlated with MSTR may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of MSTR, the value of an investment in the Fund is expected to decline when market conditions cause the level of the underlying secuity to rise.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Fund’s investment exposure is concentrated in the industry in which MSTR operates. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across issuers and industries. As of May 31, 2025, MSTR is included in the information technology industry group and, consequently, faces many of the same risks as other companies in that industry group.
Information Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Information Technology Industry Risk — Companies in this industry may experience: intense competition, obsolescence of existing technology, and changing economic conditions and government regulation.
Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest its assets in the securities of a single issuer, (e.g., MSTR) and in financial instruments with a single counterparty or a few counterparties. A decline in the price of MSTR should be expected to result in a significant decline in the price of the Fund. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on a single corporate, political, regulatory, market and economic event as compared to a more diversified portfolio of investments. In addition, the Fund’s exposure to a single counterparty or a few counterparties may increase the risk that the Fund’s performance will decline based on the credit of a single counterparty and that a material decline in the assets of the Fund will result in the termination of any swap agreements.
Intraday Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Intraday Price Performance Risk — The intraday performance of shares of the Fund traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to MSTR until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of MSTR.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. There may be times when the market price and the NAV of the Fund’s shares vary significantly, such as during periods of volatility in the price of MSTR. Further, disruptions in the Fund’s to creation and redemption process, including during periods of significant volatility in the price of MSTR, may result in market prices of the Fund that differ significantly from NAV. In times of severe market disruption or during after-hours trading, the bid-ask spread often increases significantly. This means that shares may trade at a discount to the value of the Fund’s holdings, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on MSTR shares. A halt in trading of MSTR is expected to result in a halt in the trading of the Fund’s shares. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund may make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the section entitled “Taxation” in the Statement of Additional Information for more information.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.